UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to _______________

Date of Report (Date of earliest event reported) ______________

Commission File Number of securitizer: ______________

Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001420811

On Deck Capital, Inc.
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001420811

Central Index Key Number of underwriter (if applicable): N/A

 Kenneth A. Brause (888) 269-4246
Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is Independent Accountant’s Report on Applying Agreed-Upon Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

On Deck Capital, Inc. (Securitizer)

Date   April 2, 2018

/s/ Kenneth A. Brause     (Signature)*
Name:  Kenneth A. Brause
Title:   Chief Financial Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountant’s Report on Applying Agreed-Upon Procedures.